General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

NOTE 1 – GENERAL

a.	Steakholder Foods Ltd. (formerly Ophectra Real Estate and Investments Ltd., Meat-Tech 3D Ltd. and MeaTech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). In March 2021, the Company completed an initial public offering on the Nasdaq Capital Market (Nasdaq), listing American Depositary Shares (ADSs), each representing one hundred (100) ordinary shares of no par value, for trade under the ticker STKH, and later voluntarily de-listed its ordinary shares from the TASE. The Company’s official address is 5 David Fikes St., Rehovot, Israel. In July 2022, the Company changed its name from MeaTech 3D Ltd. to Steakholder Foods Ltd.

b.	The Company is developing and selling two types of 3D-printing production machines, plant-based premix blends and plant-based products that aim to replicate the complex textures of traditional meats such as beef steaks, white fish, shrimp, and eel. Also, the Company is exploring the integration of cultivated cells, preparing for future advancements in food technology. The Company believes that its alternative protein and cultivated meat technologies hold significant potential to reduce the environmental impact of food production (including reducing carbon footprint and promoting biodiversity), improve the supply chain, and offer consumers a range of new product offerings.

c.	Since its inception, the Company has incurred significant losses and negative cash flows from operations and as of June 30, 2025, has an accumulated deficit of USD 82,541 thousand. The Company has financed its operations mainly through fundraising from various investors. The Company’s management expects that the Company may continue to generate losses and negative cash flows from operations for the foreseeable future. In considering the Company’s expected cash usage, the Company’s cash balance as of June 30, 2025, and as of the date of approval of the financial statements is not sufficient to continue the Company’s operations for at least 12 months, which raises substantial doubt about the Company’s ability to continue as a going concern.

In order to continue the Company’s operations, including research and development and sales and marketing, the Company is looking to secure financing from various sources, including capital inflows from strategic partnerships or additional investment funding (See also Note 3 and Note 11). There is no assurance that the Company will be successful in obtaining the level of financing necessary to finance its operations. If the Company is unsuccessful in securing sufficient financing, it may need to cease operations. The condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

d.	Since October 2023, Israel has been in a state of war, which escalated in June 2025 before a ceasefire was reached. Some employees were called to reserve duty; however, our product and business development activities remain on track. The situation remains volatile, and its duration and impact are uncertain. The Company has not identified any material adverse effect on its operations or financial statements as of June 30, 2025.